Related Party Transactions - Schedule of Balances Due from Related Parties and Due to Related Parties (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Topsheen Shipping Singapore Pte. Ltd.[Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[1]		$ 616,279
Advance from customers-related party	[2]	614,819	433,125
Tong Da Shipping Co. Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[3]		143,277
Mei Da Shipping Co. Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[3]		159,638
Keen Best Shipping Co Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties	[3]	84,740	99,121
Related Party [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Accounts receivable-related parties		84,740	1,018,315
Advance from customers-related party		614,819	433,125
Due from related parties		205,233	331,948
Due to related parties		20,617,358	24,553,231
Services provided to related parties		21,907,028	23,374,497	$ 16,314,896
Topsheen Shipping Singapore Pte. Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties	[4]		331,948
Crown Grace Shipping Pte Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties	[5]	96,345
Great Crown Shipping Pte Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties	[5]	90,048
Muchun Zhu [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due from related parties	[5]	18,840
Topsheen Shipping Group Limited [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[6]	48,778	36,584
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[6]	8,543	14,381
Due to shareholder and affiliate [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties	[7]	20,548,491	24,490,720
Ocean Master Worldwide Corporation [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Due to related parties		11,546	11,546
Topsheen Shipping Singapore Pte. Ltd. (Time charter revenue and Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		17,092,647	18,682,031	12,281,701
Mei Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		1,429,768	1,481,220	1,565,711
Tong Da Shipping Co. Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		1,446,758	1,457,911	1,492,521
Topsheen Bulk Singapore Pte Ltd (Time charter revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties			624,337
Great Crown Shipping Pte Ltd (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		546,272
Crown Grace Shipping Pte Ltd (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		388,501
Keen Best Shipping Co Limited (Vessel management services revenue) [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Services provided to related parties		1,003,082	1,128,998	974,963
Mr. Dong Zhang [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
Short-term office lease expense from a related party		28,234	27,684	27,443
Topsheen Shipping Group Co., Ltd [Member]
Schedule of Balances Due from Related Parties and Due to Related Parties [Line Items]
General and administrative expenses shared with a related party		$ 101,014	$ 92,581	$ 108,353

[1]	The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd, which was collected in current period.
[2]	The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.
[3]	The balance represents the accrued management fees from related parties for vessel management services, which was partially collected in current period. The remaining balance was collected on July 16, 2026.
[4]	The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.
[5]	The balance represents interest-free advances to related parties for business-related disbursements. The remaining balance was collected on July 16, 2026.
[6]	The balances mainly represented the expenses paid on behalf of the Group.
[7]	The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei which are due on demand. During the year ended June 30, 2026, the Group repaid $4,000,000 of these loans to Mr. Shoucheng Lei.